Employee Benefits - Summary of Defined Benefit Plans (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Gain (loss) on remeasurement, net defined benefit liability (asset) [abstract]
Return on plan assets excluding interest income—(loss)/gain	₨ 184	₨ 715	₨ 1,127
Present value of unfunded obligation	(608)	(1,192)
Effect of asset ceiling	(490)	0
Recognized asset/(liability)	(1,098)	(1,192)
Effect of asset ceiling at the beginning of the year		0	0
Changes in the effect of limiting the surplus to the asset ceiling	463	0
Translation adjustment	27	0
Effect of asset ceiling at the end of the year	490	0
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Value at the beginning of the year	17,701	13,637
Acquisitions	0	1,636
Expected return on plan assets	810	685
Employer contributions	306	2,213
Benefits paid	(513)	(452)
Gain (loss) on remeasurement, net defined benefit liability (asset) [abstract]
Return on plan assets excluding interest income—(loss)/gain	(626)	30
Translation adjustment	327	(48)
Value at the end of the year	₨ 18,005	₨ 17,701	₨ 13,637